TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES
Disclosure of detailed information about trade and other receivables

	December 31,	December 31,
	2020	2019
Current
Trade receivables	$2,011	$4,605
Value-added tax receivable	3,839	4,894
PIS / COFINS - Brazil (a)	8,732	10,889
Judicial deposits - Brazil	302	389
Other	760	979
	15,644	21,756
Non-Current
PIS / COFINS - Brazil (a)	9,058	8,988
Income taxes recoverable - Brazil	2,764	1,152
Other	14	15
	$11,836	$10,155